Related Party Transactions - Summary of Significant Transactions between the Company and Other Related Parties (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)	Dec. 31, 2017 USD ($)
Disclosure of transactions between related parties [line items]
Net revenue from sale of goods	$ 8,496.1	$ 5,929.1	$ 4,255.2
Receivables from related parties	1,184.1	969.5		$ 39.9
Payables to related parties	1,656.4	1,262.2
Other receivables from related parties	171.1	146.8		$ 5.8
Manufacturing expenses	2,196.1	1,389.2	2,334.7
Research and development expenses	69.8	161.7	144.2
Global Unichip Corporation [member]
Disclosure of transactions between related parties [line items]
Receivables from related parties	1,022.9	969.1
Xintec Inc. [member]
Disclosure of transactions between related parties [line items]
Receivables from related parties	161.2	0.4
Payables to related parties	817.9	124.6
Systems on Silicon Manufacturing Company Pte Ltd. [member]
Disclosure of transactions between related parties [line items]
Payables to related parties	407.0	506.1
Other receivables from related parties	83.1	60.7
Vanguard International Semiconductor Corporation [member]
Disclosure of transactions between related parties [line items]
Payables to related parties	410.0	587.4
Other receivables from related parties	78.2	86.0
Associates [member]
Disclosure of transactions between related parties [line items]
Net revenue from sale of goods	8,496.0	5,929.1	4,254.0
Net revenue from royalties	482.5	516.7	489.4
Related Party Categories	9,904.6	10,108.2	11,126.4
Acquisition of property, plant and equipment			26.2
Manufacturing expenses	2,196.1	1,389.2	2,321.9
Research and development expenses	69.8	161.7	142.8
Joint venture [member]
Disclosure of transactions between related parties [line items]
Net revenue from sale of goods	0.1
Manufacturing expenses			12.8
Research and development expenses			1.4
Other related parties [member]
Disclosure of transactions between related parties [line items]
Net revenue from sale of goods			1.2
General and administrative expenses	101.5	60.0	$ 60.0
Other associates [member]
Disclosure of transactions between related parties [line items]
Payables to related parties	21.5	44.1
Other receivables from related parties	$ 9.8	$ 0.1